Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents
Cash and cash equivalents

6. Cash and cash equivalents

	June 30,	December 31,
	2026	2025
Cash at bank and on hand	767,328	1,638,612
Total cash and cash equivalents	767,328	1,638,612

Split by currency:

	June 30,	December 31,
	2026	2025
CHF	23.05%	88.80%
USD	65.09%	4.09%
EUR	8.75%	4.45%
GBP	3.10%	2.67%
Total	100.00%	100.00%

The Group invests its cash balances into a variety of current accounts mainly with two Swiss banks whose external credit rating is P-1/A-1.

All cash and cash equivalents were held either at banks or on hand as of June 30, 2026 and December 31, 2025.